Significant accounting policies	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Significant accounting policies
Significant accounting policies
Consolidation
Our consolidated financial statements include the accounts of trivago and entities we control. All significant intercompany balances and transactions have been eliminated in consolidation.
We record noncontrolling interest in our consolidated financial statements to recognize the minority ownership interest in our consolidated subsidiaries. Noncontrolling interest in the earnings and losses of consolidated subsidiaries represent the share of net income or loss allocated to members or partners in our consolidated entities, which includes the noncontrolling interest share of net income or loss from our redeemable noncontrolling interest entities and our noncontrolling interest in trivago GmbH.
As discussed in Note 1, as a result of the corporate reorganization, trivago N.V. consolidates trivago GmbH and trivago GmbH is considered to be the predecessor to trivago N.V. for accounting and reporting purposes. We characterize the 31.7% minority interest in trivago GmbH as of December 31, 2016 as a noncontrolling interest and classify it as a component of stockholders’ equity in our consolidated financial statements.
Noncontrolling interests with shares redeemable at the option of the minority holders in myhotelshop and base7 have been included in redeemable noncontrolling interests. We classify the redeemable noncontrolling interest as a mezzanine equity below non-current liabilities in our consolidated financial statements. See Note 11 - Redeemable noncontrolling interests for further discussion.
Accounting estimates
We use estimates and assumptions in the preparation of our consolidated financial statements in accordance with accounting principles generally accepted in the United States (“GAAP”). Our estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of our consolidated financial statements. These estimates and assumptions also affect the reported amount of net income or loss during any period. Our actual financial results could differ significantly from these estimates. The significant estimates underlying our consolidated financial statements include revenue recognition, intangible assets and goodwill, redeemable noncontrolling interest, acquisition purchase price allocations, and share-based compensation.
Revenue recognition
We recognize revenue from services rendered when the following four revenue recognition criteria are met: persuasive evidence of an arrangement exists, services have been rendered, the price is fixed or determinable, and collectability is reasonably assured.
Revenue is generated each time a visitor to one of our websites or apps clicks on a hotel room offer in our search results and is referred to one of our advertisers. Advertisers pay on a per referral basis, with the aforementioned visitor click-through being considered a single referral. Given the nature of the industry, it is not unusual for referrals to be generated from automated scripts designed to browse and collect data on our websites. However, review processes are in place to identify anomalies to ensure revenue recognition is appropriate. Pricing is determined through a competitive bidding process whereby advertisers bid on their placement priority for a specific room offer within each room listing. Bids can be placed as often as daily, and changes in bids are applied on a prospective basis on the following day. Additionally, a portion of our revenue is generated through subscription-based services earned through trivago Hotel Manager Pro applications. This revenue is recognized ratably over the subscription period with deferred revenue recognized upon receipt of payment in advance of revenue recognition.
Cost of revenue
Cost of revenue consists of expenses that are directly or closely correlated to revenue generation, including data center costs, salaries and share-based compensation for our data center operations staff and our customer service team who are directly involved in revenue generation. For the three years ended December 31, 2014, 2015 and 2016 cost of revenue excludes €19.9 million, €19.9 million and €3.8 million, respectively, of amortization expense of acquired technology. As of December 31, 2014, 2015 and 2016 cost of revenue excludes €0.2 million, €0.5 million and €1.4 million, respectively, of amortization expense related to internal use software and website development.
Restricted cash
Restricted cash primarily consists of funds held as guarantees in connection with corporate leases and funds held in escrow accounts in the event of default on corporate credit card statements. The carrying value of restricted cash approximates its fair value.
Accounts receivable
Accounts receivable are generally due within thirty days and are recorded net of an allowance for doubtful accounts. We determine our allowance by considering a number of factors, including the length of time trade accounts receivable are past due, previous loss history, a specific customer’s ability to pay its obligations to us, and the condition of the general economy and industry as a whole.
Property and equipment, net including software and website capitalization
We record property and equipment at cost, net of accumulated depreciation and amortization. We compute depreciation using the straight-line method over the estimated useful lives of the assets, which is generally three to five years for computer equipment, capitalized software development and furniture and other equipment. We amortize leasehold improvement using the straight-line method, over the shorter of the estimated useful life of the improvement or the remaining term of the lease, the majority of which will be fully amortized through 2018.
Certain direct development costs associated with website and internal-use software are capitalized during the application development stage. Capitalized costs include external direct costs of services and payroll costs (including share-based compensation). The payroll costs are for employees devoting time to the software development projects principally related to website and mobile app development, including support systems, software coding, designing system interfaces and installation and testing of the software. These costs are recorded as property and equipment and are generally amortized over a period of three years beginning when the asset is ready for use. Costs incurred for enhancements that are expected to result in additional features or functionality are capitalized and amortized over the estimated useful life of the enhancements, which is generally a period of three years. Costs incurred during the preliminary project stage, as well as maintenance and training costs, are expensed as incurred.
Leases
We lease office space in several countries under non-cancelable lease agreements. We generally lease our office facilities under operating lease agreements. We recognize rent expense on a straight-line basis over the lease period. Any lease incentives are recognized as reductions of rental expense on a straight-line basis over the term of the lease. The lease term begins on the date we become legally obligated for the rent payments or when we take possession of the office space, whichever is earlier.
We establish assets and liabilities for the estimated construction costs incurred under lease arrangements where we are considered the owner for accounting purposes only, or build-to-suit leases, to the extent that we are involved in the construction of structural improvements or take construction risk prior to commencement of a lease.
In July 2015, we entered into a lease for new corporate headquarters with 26,107 square meters of office space. Pursuant to the lease, the Landlord will build this office building in Düsseldorf, Germany. As a result of our involvement in the construction project and our responsibility for paying a portion of the costs of normal finish work and structural elements of the premises, the Company was deemed for accounting purposes to be the owner of the premises during the construction period pursuant to build-to-suit lease accounting guidance under ASC 840. Therefore, the Company recorded project construction costs during the construction period incurred by the landlord as a construction-in-progress asset and a related construction financing obligation on our consolidated balance sheets. The amounts that the Company has paid or incurred for normal tenant improvements and structural improvements had also been recorded as part of the construction-in-progress asset.
We have a lease that includes both building and land. We have bifurcated our lease payments pursuant to the premises into: a portion that is allocated to the building (a reduction to the financing obligation); and a portion that is allocated to the land on which the building was constructed. The portion of the lease obligations allocated to the land is treated as an operating lease that commenced in July 2015. For the years ended December 31, 2015 and 2016, we have recorded €0.9 million and €1.7 million, respectively, of land rent expense in connection with this lease.
Business combinations
We assign the value of the consideration transferred to acquire a business to the tangible assets and identifiable intangible assets acquired and liabilities assumed on the basis of their fair values at the date of acquisition. Any excess purchase price over the fair value of the net tangible and intangible assets acquired is allocated to goodwill. When determining the fair values of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets. Critical estimates in valuing certain intangible assets include but are not limited to future expected cash flows from customer relationships and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates.
Recoverability of goodwill and indefinite-lived intangible assets
Goodwill is assigned to our three reporting units, which correspond to our three operating segments, on the basis of their relative fair values as of the date of change in reporting units. We assess goodwill and indefinite-lived assets, neither of which are amortized, for impairment annually in the fourth quarter of the year, or more frequently, if events and circumstances indicate that an impairment may have occurred. In the evaluation of goodwill for impairment, we typically first perform a qualitative assessment to determine whether it is more likely than not that the fair value of each reporting unit is less than its carrying amount. If so, we perform a quantitative assessment and compare the fair value of that reporting unit to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the goodwill of that reporting unit is potentially impaired and we proceed to step two of the impairment analysis. In step two of the analysis, we will record an impairment loss equal to the excess of the carrying value of the reporting unit’s goodwill over its implied fair value should such a circumstance arise. Periodically, we may choose to forgo the initial qualitative assessment and perform quantitative analysis to assist in our annual evaluation.
We generally base the measurement of fair value of our three reporting units on a blended analysis of the present value of future discounted cash flows and market valuation approach. The discounted cash flows model indicates the fair value of the reporting unit based on the present value of the cash flows that we expect the reporting unit to generate in the future. Our significant estimates in the discounted cash flows model include our weighted average cost of capital, long-term rate of growth and profitability of our business. The market valuation approach indicates the fair value of the business based on a comparison of the reporting unit to comparable publicly traded firms in similar lines of business. Our significant estimates in the market approach model include identifying similar companies with comparable business factors, such as size, growth, profitability, risk and return on investment and assessing comparable revenue and operating income multiples in estimating the fair value of the reporting unit.
We believe the weighted use of discounted cash flows and market approach is the best method for determining the fair value of our reporting units because these are the most common valuation methodologies used within the travel and Internet industries; and the blended use of both models compensates for the inherent risks associated with either model if used on a stand-alone basis.
In addition to measuring the fair value of our reporting units as described above, we consider the combined carrying and fair values of our reporting units in relation to the company’s total fair value.
In our evaluation of our indefinite-lived intangible assets, we typically first perform a qualitative assessment to determine whether the fair value of the indefinite-lived intangible assets is more likely than not impaired. If so, we perform a quantitative assessment and an impairment charge is recorded for the excess of the carrying value of the indefinite-lived intangible assets over the fair value. We base our measurement of the fair value of our indefinite-lived intangible assets, which consist of trade name, trademarks, and domain names using the relief-from-royalty method. This method assumes that the trade name and trademarks have value to the extent that their owner is relieved of the obligation to pay royalties for the benefits received from them. As with goodwill, periodically, we may choose to forgo the initial qualitative assessment and perform a quantitative analysis in our annual evaluation of indefinite-lived intangible assets.
Recoverability of intangible assets with definite lives and other long-lived assets
Intangible assets with definite lives and other long-lived assets are carried at cost and are amortized on a straight-line basis over their estimated useful lives of generally less than seven years. We review the carrying value of long-lived assets or asset groups, including property and equipment whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable. Factors that would necessitate an impairment assessment include a significant adverse change in the extent or manner in which an asset is used, a significant adverse change in legal factors or the business climate that could affect the value of the asset, or a significant decline in the observable market value of an asset, among others. If such facts indicate a potential impairment, we would assess the recoverability of an asset group by determining if the carrying value of the asset group exceeds the sum of the projected undiscounted cash flows expected to result from the use and eventual disposition of the assets over the remaining economic life of the primary asset in the asset group. If the recoverability test indicates that the carrying value of the asset group is not recoverable, we will estimate the fair value of the asset group using appropriate valuation methodologies, which would typically include an estimate of discounted cash flows. Any impairment would be measured as the difference between the asset group’s carrying amount and its estimated fair value.
Income taxes
We record income taxes under the liability method. Deferred tax assets and liabilities reflect our estimation of the future tax consequences of temporary differences between the carrying amounts of assets and liabilities for book and tax purposes. We determine deferred income taxes based on the differences in accounting methods and timing between financial statement and income tax reporting. Accordingly, we determine the deferred tax asset or liability for each temporary difference based on the enacted tax rates expected to be in effect when we realize the underlying items of income and expense. We consider many factors when assessing the likelihood of future realization of our deferred tax assets, including our recent earnings experience by jurisdiction, expectations of future taxable income, and the carryforward periods available to us for tax reporting purposes, as well as other relevant factors. We may establish a valuation allowance to reduce deferred tax assets to the amount we believe is more likely than not to be realized. Due to inherent complexities arising from the nature of our businesses, future changes in income tax law, tax sharing agreements or variances between our actual and anticipated results of operations, we make certain judgments and estimates. Therefore, actual income taxes could materially vary from these estimates.
We account for uncertain tax positions based on a two-step process of evaluating recognition and measurement criteria. The first step assesses whether the tax position is more likely than not to be sustained upon examination by the tax authority, including resolution of any appeals or litigation, based on the technical merits of the position. If the tax position meets the more likely than not criteria, the portion of the tax benefit greater than 50% likely to be realized upon settlement with the tax authority is recognized in the financial statements. Interest and penalties related to uncertain tax positions are classified in the financial statements as a component of income tax expense.
Presentation of taxes in the statements of operations
We present taxes that we collect from advertisers and remit to government authorities on a net basis in our consolidated statements of operations.
Foreign currency translation and transaction gains and losses
The consolidated Financial Statements have been prepared in euros, the reporting currency. Certain of our operations outside of the Eurozone use the local currency as their functional currency. We translate revenue and expense at average exchange rates during the period and assets and liabilities at the exchange rates as of the consolidated balance sheet dates and include such foreign currency translation gains and losses as a component of other comprehensive income. Due to the nature of our operations and our corporate structure, we also have subsidiaries that have significant transactions in foreign currencies other than their functional currency. We record transaction gains and losses in our consolidated statements of operations related to the recurring remeasurement and settlement of such transactions.
Advertising expense
We incur advertising expense consisting of offline costs, including television and radio advertising, as well as online advertising expense to promote our brands. A significant portion of traffic from users is directed to our websites through our participation in display advertising campaigns on search engines, advertising networks, affiliate websites and social networking sites. We consider traffic acquisition costs to be indirect advertising fees. We expense the production costs associated with advertisements in the period in which the advertisement first takes place. We expense the costs of communicating the advertisement (e.g., television airtime) as incurred each time the advertisement is shown. These costs are included in selling and marketing expense in our consolidated statements of operations. For the years ended December 31, 2014, 2015 and 2016, our advertising expense was €271.4 million, €432.2 million and €623.5 million, respectively. As of December 31, 2014, 2015 and 2016, we had €4.5 million, €3.8 million and €3.4 million, respectively, of prepaid marketing expenses included in prepaid expenses and other current assets.
Share-based compensation
All share-based compensation included in our consolidated financial statements relates to certain outstanding trivago employee options replaced with new trivago employee option awards exercisable into trivago Class A shares, in connection with the controlling-interest acquisition of trivago by Expedia in 2013. There were no options granted subsequent to the IPO through the end of the year. The following methods were used to measure the fair value of these awards prior to the IPO and we will continue to amortize the fair value thereof as follows for all pre-IPO equity grants:
We measure the fair value of share options as of the grant date if equity treatment is applied, using the Black-Scholes option pricing model. The valuation model incorporates various assumptions including expected volatility of equity, expected term and risk-free interest rates. As we do not have a trading history for our Class A shares prior to the IPO, the expected share price volatility for our Class A shares prior to the IPO was estimated by taking the average historic price volatility for industry peers based on daily price observations over a period commensurate to the expected term. We base our expected term assumptions on the terms and conditions of the employee share option agreements, and scheduled exercise windows. Prior to the IPO, the share price assumption used in the model is based upon a valuation of trivago’s shares as of the grant date utilizing a blended analysis of the present value of future discounted cash flows and a market valuation approach. We amortize the fair value to the extent the awards qualify for equity treatment, over the vesting term on a straight-line basis. The majority of our share options vest between one and three years and have contractual terms that align with prescribed liquidation windows.
We classify certain employee option awards as liabilities when we deem it not probable that the employees holding the awards will bear the risk and rewards of stock ownership for a reasonable period of time. We remeasure these instruments at fair value at the end of each reporting period using a Black-Scholes option pricing model which relies upon an estimate of the fair value of trivago’s shares as of the reporting date which is determined using a blended approach as discussed above. Upon settlement of these awards, our total share-based compensation expense recorded from grant date to settlement date will equal the settlement amount.
We recognize the effect of forfeitures in the period that the award was forfeited.
Fair value recognition, measurement and disclosure
The carrying amounts of cash and restricted cash reported on our consolidated balance sheets approximate fair value as we maintain them with various high-quality financial institutions. The accounts receivable are short-term in nature and are generally settled shortly after the sale.
We disclose the fair value of our financial instruments based on the fair value hierarchy using the following three categories:
Level 1 - Valuations based on quoted prices for identical assets and liabilities in active markets.
Level 2 - Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
Level 3 - Valuations based on unobservable inputs reflecting the Company’s own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.
Certain risks and concentration of credit risk
Our business is subject to certain risks and concentrations including dependence on relationships with advertisers, dependence on third-party technology providers, and exposure to risks associated with online commerce security. Our concentration of credit risk relates to depositors holding the Company's cash and customers with significant accounts receivable balances.
Our customer base includes primarily online travel agencies and hoteliers. We perform ongoing credit evaluations of our customers and maintain allowances for potential credit losses. We generally do not require collateral or other security from our customers. Expedia, our controlling shareholder, and its affiliates represent 32%, 39% and 36%, respectively, of our revenue for the years ended December 31, 2014, 2015 and 2016, and 55% and 31%, respectively, of total accounts receivable as of December 31, 2015 and 2016. Priceline.com and its affiliates represent 28%, 27% and 43%, respectively, of revenues for the years ended December 31, 2014, 2015 and 2016 and 21% and 48%, respectively, of total accounts receivable as of December 31, 2015 and 2016.
Contingent liabilities
We have no material legal matters as of December 31, 2015 or 2016, as discussed further in Note 15 - Commitments and Contingencies. Periodically, we review the status of all significant outstanding matters to assess the potential financial exposure. When (i) it is probable that an asset has been impaired or a liability has been incurred and (ii) the amount of the loss can be reasonably estimated, we record the estimated loss in our consolidated statements of operations. We provide disclosure in the notes to the consolidated financial statements for loss contingencies that do not meet both of these conditions if there is a reasonable possibility that a loss may have been incurred that would be material to the financial statements. Significant judgment is required to determine the probability that a liability has been incurred and whether such liability is reasonably estimable. We base accruals made on the best information available at the time, which can be highly subjective. The final outcome of these matters could vary significantly from the amounts included in the accompanying consolidated financial statements. See Note 15 - Commitments and Contingencies.
Adoption of new accounting pronouncements
In March 2016, the FASB issued new guidance related to accounting for share-based payments. The updated guidance changes how companies account for certain aspects of share-based payments awards to employees, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. The guidance is effective for annual and interim reporting periods beginning after December 15, 2016, with early adoption permitted. The adoption of this new guidance did not have a material impact to our consolidated financial statements.
Recent accounting policies not yet adopted
In May 2014, the FASB issued an ASU amending revenue recognition guidance and requiring more detailed disclosures to enable users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. In August 2015, the FASB issued an ASU deferring the effective date of the revenue standard so it would be effective for annual and interim reporting periods beginning after December 15, 2017, with early adoption prohibited for accounting periods beginning before December 15, 2016. We expect to have our preliminary evaluation, including the selection of an adoption method, completed by the end of the first half of 2017. We are not planning on early adopting and currently expect to adopt the new revenue recognition guidance in the first quarter of 2018.
In January 2016, the FASB issued new guidance related to accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The new standard is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. We are in the process of evaluating the impact of adopting this new guidance on our consolidated financial statements.
In February 2016, the FASB issued new guidance related to accounting and reporting guidelines for leasing arrangements. The new guidance requires entities that lease assets to recognize assets and liabilities on the balance sheet related to the rights and obligations created by those leases regardless of whether they are classified as finance or operating leases. Consistent with current guidance, the recognition, measurement, and presentation of expenses and cash flows arising from a lease primarily will depend on its classification as a finance or operating lease. The guidance also requires new disclosures to help financial statement users better understand the amount, timing and uncertainty of cash flows arising from leases. This guidance is effective for annual and interim reporting periods beginning after December 15, 2018. Early adoption is permitted and should be applied using a modified retrospective approach. We are in the process of evaluating the impact of adopting this new guidance on our consolidated financial statements.
In August and November 2016, the FASB issued new guidance related to the statement of cash flows which clarifies how companies present and classify certain cash receipts and cash payments as well as amends current guidance to address the classification and presentation of changes in restricted cash in the statement of cash flows. The new guidance is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017 with early adoption permitted. We are in the process of evaluating the impact of adopting this new guidance on our consolidated financial statements.
In January 2017, the FASB issued new guidance clarifying the definition of a business for determining whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The new standard is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017 with early adoption permitted for transactions that occurred before the issuance date or effective date of the standard if the transactions were not reported in financial statements that have been issued or made available for issuance. We are in the process of evaluating the impact of adopting this new guidance on our consolidated financial statements.
In January 2017, the FASB issued new guidance simplifying subsequent goodwill measurement by eliminating Step 2 from the goodwill impairment test. Under this update, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. The new standard is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2019 with early adoption permitted for annual goodwill impairment tests performed after January 1, 2017. The standard must be applied prospectively. We are in the process of evaluating the impact of adopting this new guidance on our consolidated financial statements.